EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	$ 11,053,000	$ 10,052,000
Acquisition costs - Note 5	37,618,000
Drilling And Exploration	1,015,000	1,047,000
Assessments And Taxes	155,000	68,000
Effect Of Movements In Exchange Rates	(7,000)	3,000
Option income (Note 9)	(30,000)	(117,000)
Ending Balance	49,804,000	11,053,000
Avino, Mexico [Member]
Statement [Line Items]
Beginning Balance	11,052,000	10,051,000
Acquisition costs - Note 5	0
Drilling And Exploration	719,000	1,047,000
Assessments And Taxes	94,000	68,000
Effect Of Movements In Exchange Rates	(7,000)	3,000
Option income (Note 9)	(30,000)	(117,000)
Ending Balance	11,828,000	11,052,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	0	0
Acquisition costs - Note 5	37,618,000
Drilling And Exploration	296,000	0
Assessments And Taxes	61,000	0
Effect Of Movements In Exchange Rates	0	0
Option income (Note 9)	0	0
Ending Balance	37,975,000	0
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1,000	1,000
Acquisition costs - Note 5	0
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option income (Note 9)	0	0
Ending Balance	$ 1,000	$ 1,000